TOP GROUP HOLDINGS, INC.
                             1398 Monterey Pass Road
                             Monterey Park, CA 91754

                                                  May 11, 2005

Division of Corporation Finance
U.S. Securities and Exchange Commission
Washington, DC 20549
Mail Stop 05-11
Att'n:      Tia Jenkins,
            Senior Assistant Chief Accountant
            Office of Emerging Growth Companies

            Re:         TOP Group Holdings, Inc.
                        File Number 000-32341
                        Form 10-KSB filed 3/15/05

Dear Ms. Jenkins:

      Reference is made to your letter to TOP Group Holdings, Inc. (the "Company") dated April 28, 2005. We appreciate the guidance you provided in your letter. Our responses are set forth below (the paragraph numbers below correspond to the paragraphs in your letter):

      1. We are filing an Amendment No. 1 (the "Amendment") to the above-reference Form 10-KSB (the "Form 10-KSB") to replace the independent auditor's report on our financial statements with a report (i) that is signed and clearly indicates the name of the independent accountant and (ii) eliminates the quotation marks, as well as the reference to PCAOB Auditing Standard No. 1.

      2. We are filing two Forms 8-K, one relating to the change of independent auditors from Michael Johnson & Co. to Joseph Mao and another relating to the change back to Michael Johnson & Co. A letter from each of these accountants is attached to the filings, confirming the information contained therein.

      3. In the Amendment, we have replaced our disclosure under Item 8A with a disclosure that (i) confirms that our Principal Executive Officer and Principal Financial Officer concluded that our disclosure controls and procedures were effective as of December 31, 2004. We hereby confirm to you that our future evaluations will be performed as of the end of each fiscal quarter.

      4. In the Amendment, we have replaced the certifications of our Principal Executive Officer and Principal Financial Officer in Exhibits 31.1 and 31.2 with certifications that (i) include the required disclosures relating to internal controls over financial reporting, (ii) refer to the effectiveness of our disclosure controls and procedures as of December 31, 2004, and (iii) have the correct date.

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      As you requested in your letter, we hereby acknowledge as follows:

      a. The Company is responsible for the adequacy and accuracy of the disclosures in the Form 10-KSB.

      b. Staff comments, or changes to our disclosures in response to staff comments, do not foreclose the Securities and Exchange Commission (the "Commission") from taking any action with respect to the Form 10-KSB.

      c. The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      Thank you.

                                         Sincerely,

                                         TOP GROUP HOLDINGS, INC.

                                         By: /s/ Song Ru-hua
                                             -----------------------------------
                                             Song Ru-hua
                                             President & Chief Executive Officer